Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 85,229,375
Previously Paid Amount	13,049
Total Fee Amount	13,049
Total Offset Amount	0
Net Fee	$ 0